Angel Oak Multi-Strategy Income Fund
Angel Oak Multi-Strategy Income Fund
ANGEL OAK MULTI-STRATEGY INCOME FUND a series of Angel Oak Funds Trust Class A Shares -- ANGLX June 5, 2015 Supplement to the Prospectus dated April 10, 2015
Effective immediately, a contingent deferred sales charge (“CDSC”) of up to 1.00% may be imposed on certain redemptions of Class A shares of the Angel Oak Multi-Strategy Income Fund (the “Fund”) made within 18 months of the date of purchase on Class A shares that were purchased without an initial sales charge.

Please retain this Supplement with your Prospectus for future reference.